Organization (Details) - Summary of balance sheet - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 43,669,538	$ 25,328,486	$ 24,419,912	$ 18,628,365
Accounts receivable, net	63,493,891	42,606,485
Prepayments	2,352,988	2,396,646
Prepayment, related party	359,142	90,429
Due from related party, current	470,076
Income taxes recoverable	104,721	712,459
Other current assets	4,420,220	3,408,704
Total current assets of VIE and its subsidiaries	114,870,576	74,543,209
Equity investments	3,678,171	3,446,346
Property and equipment, net	12,543,156	10,115,782
Operating lease right-of-use assets	12,265,679	9,827,114
Operating lease right-of-use asset, related party	341,078	172,121
Due from related party, non-current		215,307
Deferred tax assets	259,200	242,863
Total non-current assets of VIE and its subsidiaries	29,087,284	24,019,533
Total assets of VIE and its subsidiaries	143,957,860	98,562,742
LIABILITIES
Accounts payable	4,315,457	2,602,972
Accounts payable - related parties	260,790	149,658
Operating lease liabilities – current	5,678,812	3,797,069
Operating lease liability – related party, current	165,734	163,995
Deferred revenue	1,196,659	456,331
Wages payable	15,663,312	10,472,596
Income taxes payable	974,510	452,961
Short term loans	1,531,933	4,306,138
Total current liabilities of VIE and its subsidiaries	40,805,723	27,043,612
Operating lease liabilities, non-current	7,461,337	6,068,702
Operating lease liability – related party, non-current	175,002
Total liabilities of VIE and its subsidiaries	48,442,062	33,112,314
Liabilities
Wages payable	15,663,312	10,472,596
CCRC [Member]
Assets
Cash and cash equivalents	38,581	119,778
Property and equipment, net
Other receivables		24,000
Prepayments	79,698	22,740
Income taxes recoverable
Long term investment
LIABILITIES
Wages payable		100,000
Liabilities
Other payables
Wages payable		100,000
CBPO [Member]
Assets
Cash and cash equivalents	17,092	17,125
Property and equipment, net
Other receivables
Prepayments
Income taxes recoverable
Long term investment	5,000,000	5,000,000
LIABILITIES
Wages payable
Liabilities
Other payables	52,000	52,000
Wages payable
WFOE [Member]
Assets
Cash and cash equivalents	4,838,608	4,793,416
Property and equipment, net
Other receivables
Prepayments
Income taxes recoverable		46,579
Long term investment
LIABILITIES
Wages payable
Liabilities
Other payables	1,123	2,017
Wages payable
VIE and VIE's subsidiaries [Member]
Assets
Cash and cash equivalents	38,775,257	20,398,167
Accounts receivable, net	63,493,891	42,606,485
Prepayments	2,273,290	2,373,906
Prepayment, related party	359,142	90,429
Due from related party, current	470,076
Income taxes recoverable	104,721	665,880
Other current assets	4,420,220	3,384,704
Total current assets of VIE and its subsidiaries	109,896,597	69,519,571
Equity investments	3,678,171	3,446,346
Property and equipment, net	12,543,156	10,115,782
Operating lease right-of-use assets	12,265,679	9,827,114
Operating lease right-of-use asset, related party	341,078	172,121
Due from related party, non-current		215,307
Deferred tax assets	259,200	242,863
Total non-current assets of VIE and its subsidiaries	29,087,284	24,019,533
Total assets of VIE and its subsidiaries	138,983,881	93,539,104
LIABILITIES
Accounts payable	4,315,457	2,602,972
Accounts payable - related parties	260,790	149,658
Accrued liabilities and other payables	10,135,085	4,587,875
Operating lease liabilities – current	5,678,812	3,797,069
Operating lease liability – related party, current	165,734	163,995
Deferred revenue	1,196,659	456,331
Wages payable	15,663,312	10,372,596
Income taxes payable	974,510	452,961
Short term loans	1,531,933	4,306,138
Total current liabilities of VIE and its subsidiaries	39,922,292	26,889,595
Operating lease liabilities, non-current	7,461,337	6,068,702
Operating lease liability – related party, non-current	175,002
Total non-current liabilities of VIE and its subsidiaries	7,636,339	6,068,702
Total liabilities of VIE and its subsidiaries	47,558,631	32,958,297
Liabilities
Wages payable	$ 15,663,312	$ 10,372,596